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                                                        Hartford Life  [LOGO]
                                                        MARIANNE O'DOHERTY
                                                        Counsel

June 5, 1998


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Attn: Filing Room

Re:     Hartford Life and Annuity Insurance Company
        Separate Account One ("Registrant")
        The Director Variable Annuity
        File No. 33-73568

Ladies and Gentlemen:

Pursuant to the provisions of the Securities Act of 1933 and Rule 497(j), we hereby certify that:

        1. The form of prospectus and Statement of Additional Information that would have filed, on behalf of the Registrant, under paragraph
        (c) under this section did not differ from that contained in the Registrant's most recent post-effective amendment; and


        2. The text of the Registrant's most recent post-effective amendment has been filed electronically with the Securities and Exchange Commission on June 1, 1998.


If you have any additional questions, please feel free to contact me at (860) 843-6733.


Sincerely yours,

/s/ Marianne O'Doherty
Marianne O'Doherty

Enclosure (1)